Intangible Assets, Net	6 Months Ended
Jun. 30, 2026
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET

9. INTANGIBLE ASSETS, NET

Intangible assets, net, consisted of the following:

	As of June 30,	As of December 31,
	2026	2025
	(Unaudited)
Exclusive contractual technology license(i)	$68,600	$-
Customer relationship(i)	8,675	-
Software(i)	7,341	-
Total intangible assets	84,616	-
Less: Accumulated amortization	(1,596)	-
Intangible assets, net	$83,020	$-

(i)	The above intangible assets were recognized in connection with the acquisitions of Neurovia and QC Capital completed during the current period. Further details of these acquisitions are disclosed in Note 5 and Note 6.

Amortization expenses amounted to US$1.6 million and nil for the six months ended June 30, 2026 and 2025, respectively.

As of June 30, 2026, the estimated future amortization expenses of the intangible assets were as follow:

For the year ended December 31,	Amount
Remainder of 2026	$5,288
2027	10,577
2028	10,577
2029	10,577
2030	10,577
Thereafter	35,424
Total amortization expenses	$83,020